Investment Portfolio	as of May 31, 2020 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.8%
California 98.5%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	3,949,820
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	4,425,000	4,714,926
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,709,500
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,148,710
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,688,300
Series S-7, 4.0%, 4/1/2037	6,500,000	7,323,550
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,904,910
Prerefunded, Series A, 5.0%, 8/1/2038	11,185,000	12,877,402
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,000,000	4,166,920
California, EL Dorado Irrigation District Revenue, Series C, 5.0%, 3/1/2032	2,750,000	3,368,502
California, Etiwanda School District, Election of 2016, Series A, 4.0%, 8/1/2049	2,500,000	2,867,600
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-054, "A", 2.35%, 6/15/2035	9,975,000	10,736,092
Series M-049, 3.05%, 4/15/2034	2,485,000	2,778,031
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	3,044,491	3,481,802
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,093,920
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	1,088,083
Series A, 5.75%, 1/15/2046	12,500,000	13,820,625
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,000,000	5,738,200
Series A-1, 5.0%, 6/1/2047	550,000	550,446
Series A-2, 5.0%, 6/1/2047	8,825,000	8,832,148
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,465,911
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,410,000	1,449,818
California, Housing Finance Agency, Municipal Certificates:
Series A-2, 4.0%, 3/20/2033	4,968,956	5,078,025
Series A, 4.25%, 1/15/2035	2,198,927	2,278,440
California, Infrastructure & Economic Development Bank, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 0.26% *, 6/5/2020, LOC: Wells Fargo Bank NA	740,000	740,000
California, Lancaster Financing Authority, Measure M & R STR Import Project:
4.0%, 6/1/2044	1,755,000	1,989,538
4.0%, 6/1/2049	4,455,000	5,021,364
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup	6,820,000	10,004,258
California, Mount San Antonio Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	3,725,000	4,335,080
California, Mount San Antonio Community College District, Election of 2008, Prerefunded, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,809,161
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	813,526
5.0%, 10/15/2047	2,650,000	2,862,185
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	369,308
Series A, 144A, 5.0%, 7/1/2054	1,000,000	965,240
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,246,400
4.0%, 9/1/2046	2,450,000	2,410,457
California, San Mateo Foster City, Public Financing Authority, Street & Food Control Project, Series A, 4.0%, 5/1/2048	3,250,000	3,657,322
California, School Finance Authority Revenue, Inspire Charter Schools Revenue, Series B, 144A, 3.0%, 7/15/2020	4,510,000	4,508,557
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,078,960
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,855,088
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	3,125,171
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental Center:
Series A, 5.0%, 9/1/2040, INS: AGMC	630,000	797,914
Series A, 5.0%, 9/1/2042, INS: AGMC	1,300,000	1,637,948
California, State Community College Financing Authority, College Housing Revenue, Orange Coast Properties LLC:
5.25%, 5/1/2043	1,000,000	1,027,880
5.25%, 5/1/2048	2,000,000	2,045,380
5.25%, 5/1/2053	2,000,000	2,038,800
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems, Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	46,154
California, State Educational Facilities Authority Revenue, Series A, 5.0%, 12/1/2044	8,765,000	9,200,708
California, State Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	2,000,000	3,301,660
California, State General Obligation:
Series A-10, 0.04% *, 6/5/2020, LOC: Citibank NA	2,200,000	2,200,000
Series C-3, 0.07% *, 6/5/2020, LOC: U.S. Bank NA	120,000	120,000
5.25%, 9/1/2030	10,000,000	10,584,800
5.25%, 10/1/2032	10,000,000	10,616,500
5.25%, 4/1/2035	8,000,000	8,684,320
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	2,858,719
5.0%, 9/1/2048	4,850,000	5,171,167
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente Health Plan, Inc., Series A-2, 4.0%, 11/1/2044	6,000,000	6,599,760
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,860,712
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series A, 5.0%, 11/15/2035	1,000,000	1,172,450
Series A, 5.0%, 8/15/2043	3,750,000	4,252,350
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,355,620
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,317,181
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,297,956
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,156,366
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,077,121
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,479,570
California, State Municipal Finance Authority, Student Housing Revenue, UCR North District Phase 1, Student Housing Project, 5.0%, 5/15/2052	1,000,000	1,079,270
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:
144A, 5.0%, 7/1/2039	1,000,000	1,105,640
144A, 5.0%, 11/21/2045	1,000,000	1,094,800
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,009,400
144A, 5.0%, 6/1/2054	1,000,000	1,005,270
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	875,000	880,854
Series A, 144A, 5.0%, 6/1/2058	2,400,000	2,404,920
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	752,633
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,037,422
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project:
Series A, 144A, 5.0%, 7/1/2047	1,000,000	952,940
Series A, 144A, 5.0%, 7/1/2052	1,000,000	942,190
Series A, 144A, 6.375%, 7/1/2046	3,000,000	3,248,550
California, State University Revenue, Prerefunded, Series A, 5.0%, 11/1/2037	6,000,000	6,409,980
California, Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, Series 2015, 5.0%, 2/1/2035	1,500,000	1,611,630
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, Prerefunded, 5.25%, 11/1/2030	6,000,000	6,126,780
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,662,425
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,411,988
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,280,608
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	5,080,000
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	4,000,000	4,113,440
Series A, 144A, 5.25%, 12/1/2056	1,000,000	1,016,160
California, Statewide Communities Development Authority Revenue, Sutter Health, Prerefunded, Series A, 6.0%, 8/15/2042	10,340,000	10,462,322
California, Statewide Communities Development Authority, College Housing Revenue, Hooper Street LLC, College of the Arts Project:
144A, 5.25%, 7/1/2049	2,550,000	2,519,884
144A, 5.25%, 7/1/2052	1,450,000	1,425,626
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, "1", 5.0%, 6/1/2048	2,800,000	3,163,440
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,304,600
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,766,940
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,736,206
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	635,000	684,060
Cupertino, CA, Union School District, Election of 2012, Prerefunded, Series B, 5.0%, 8/1/2034	1,000,000	1,196,630
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,373,671
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,807,800
Garden Grove, CA, Unified School District, Election of 2010, Prerefunded, Series C, 5.25%, 8/1/2037	2,500,000	2,872,275
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,225,080
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	3,078,250
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,406,688
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	798,952
Series C, 5.0%, 9/1/2047	1,000,000	1,132,130
Series D, 5.0%, 9/1/2049	750,000	846,323
Series B, 5.0%, 9/1/2051	1,000,000	1,126,030
Series A, 5.0%, 9/1/2056, INS: Build America Mutual	5,000,000	5,879,700
Long Beach, CA, Community College District, Series C, 4.0%, 8/1/2049	1,900,000	2,176,868
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,672,378
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,242,568
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,789,528
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,312,436
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,813,139
Series B, AMT, 5.0%, 5/15/2035	750,000	854,738
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,363,260
Series A, 5.0%, 5/15/2040	1,175,000	1,189,688
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series B, 5.0%, 7/1/2033	5,740,000	7,135,164
Series B, 5.0%, 7/1/2043	1,250,000	1,418,913
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,796,200
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,249,000
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,788,480
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,226,662
Oroville, CA, Hospital Revenue:
5.25%, 4/1/2049	1,500,000	1,573,725
5.25%, 4/1/2054	1,845,000	1,927,859
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,540,260
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,104,110
Riverside County, CA, Electric Revenue, Series A, 0.1% *, 6/5/2020, LOC: Barclays Bank PLC	745,000	745,000
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,348,350
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	3,585,000	4,351,724
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,911,761
Series B, 5.0%, 7/1/2041	3,920,000	4,421,329
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,503,680
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,644,995
5.0%, 9/1/2040	2,665,000	2,978,351
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 67% of 3-month USD-LIBOR + 0.57%, 1.629% **, 6/1/2039, INS: NATL	10,000,000	8,862,100
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	950,000	969,979
Sacramento, CA, Transient Occupancy Tax Revenue, Convention Center Complex, Series C, 5.0%, 6/1/2043	15,230,000	17,140,908
Sacramento, CA, Transportation Authority Sales Tax Revenue, Series C, 0.09% *, 6/5/2020, SPA: U.S. Bank NA	1,500,000	1,500,000
San Bernardino County, CA, Flood Control District Judgement Obligation, 0.14% *, 6/5/2020, LOC: Bank of America	655,000	655,000
San Bernardino, CA, Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	6,500,000	7,376,525
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,123,500
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2044	1,000,000	1,073,540
San Diego, CA, Public Facilities Financing Authority, Water Revenue, Series A, 4.0%, 8/1/2045	5,000,000	5,890,800
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,742,967
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series B, 0.1% *, 6/5/2020, LOC: Barclays Bank PLC	600,000	600,000
Series A-1, AMT, 0.18% *, 6/5/2020, LOC: Bank of America	1,465,000	1,465,000
Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,661,740
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,316,480
San Francisco City & County, CA, Multi-Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.35% *, 6/5/2020, LOC: Bank of China Ltd.	2,000,000	2,000,000
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,295,468
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,964,125
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	8,246,560
San Francisco, CA, Bay Area Rapid Transit District:
Series A, 4.0%, 7/1/2039	1,725,000	1,969,226
4.0%, 7/1/2034	2,500,000	2,852,875
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series D, AMT, 5.0%, 5/1/2043	260,000	299,816
Series B, AMT, 5.0%, 5/1/2046	3,000,000	3,354,210
Series A, AMT, 5.0%, 5/1/2049	3,705,000	4,300,282
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Prerefunded, Series C, 6.75%, 8/1/2041	1,000,000	1,042,880
San Joaquin County, CA, Lodi Unified School District, General Obligation:
Series 2020, 4.0%, 8/1/2036	1,250,000	1,440,900
Series 2020, 4.0%, 8/1/2037	500,000	573,600
Series 2020, 4.0%, 8/1/2038	1,000,000	1,141,280
Series 2020, 4.0%, 8/1/2039	1,250,000	1,423,325
Series 2020, 4.0%, 8/1/2040	1,860,000	2,110,151
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,412,650
Series A, AMT, 5.0%, 3/1/2047	12,500,000	14,102,375
San Jose, CA, Evergreen Community College District, Election of 2010, Prerefunded, Series A, 5.0%, 8/1/2037	90,000	99,220
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,394,660
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,668,138
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	1,021,777
5.0%, 8/15/2035, INS: AGMC	700,000	838,201
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,312,476
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,665,692
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,126,610
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,120,150
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	8,609,020
Series B, AMT, 5.0%, 12/1/2038	4,950,000	6,050,929
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.6%, 9/1/2020, INS: NATL	1,180,000	1,195,859
5.65%, 9/1/2024, INS: NATL	1,445,000	1,766,108
5.65%, 9/1/2025, INS: NATL	1,520,000	1,927,299
5.65%, 9/1/2026, INS: NATL	1,605,000	2,099,051
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,221,411
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	540,000	547,538
Series A, ETM, 5.75%, 7/1/2021	270,000	286,440
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,274,756
Series A, 5.0%, 7/1/2038	5,750,000	6,648,380
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: Build America Mutual	750,000	933,323
Series A, 5.0%, 10/1/2035, INS: Build America Mutual	1,500,000	1,858,470
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,560,328
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,010,620
Tulare, CA, Water Revenue, 4.0%, 12/1/2049, INS: AGMC	1,550,000	1,737,612
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	835,000	1,027,710
Series O, 4.0%, 5/15/2030	1,000,000	1,218,980
Series O, 4.0%, 5/15/2031	665,000	802,821
Series K, 4.0%, 5/15/2036	3,625,000	4,107,415
Series AV, 5.0%, 5/15/2032	4,325,000	5,438,558
Series AV, 5.0%, 5/15/2034	1,000,000	1,247,410
Vacaville, CA, Unified School District, Series D, 4.0%, 8/1/2045	2,500,000	2,875,025
Victor Valley, CA, Community College District, Election of 2008, Series D, 4.0%, 8/1/2050 (a)	3,000,000	3,392,280
West Hollywood, CA, Public Financing Authority, Series A, 4.0%, 4/1/2046 (a)	8,500,000	9,934,885
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,974,309
		685,819,728
Guam 0.7%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,045,000	1,128,004
Series A, 5.0%, 1/1/2050 (a)	360,000	398,772
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	539,416
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,126,608
Series A, 5.0%, 10/1/2038	960,000	1,027,421
Series A, 5.0%, 10/1/2040	665,000	707,547
		4,927,768
Puerto Rico 0.6%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, 4.75%, 7/1/2053	1,545,000	1,507,178
Series A-1, 5.0%, 7/1/2058	2,487,000	2,495,108
		4,002,286
Total Municipal Bonds and Notes (Cost $657,325,697)		694,749,782
Preferred Shares of Closed-End Investment Companies 0.2%
California
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 0.21% *, 6/5/2020, LIQ: Citibank NA (Cost $1,400,000)	1,400,000	1,400,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $658,725,697)	100.0	696,149,782
Other Assets and Liabilities, Net	(0.0)	(45,571)
Net Assets	100.0	696,104,211

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time and are shown at their current rates as of May 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
** Variable or floating rate security. These securities are shown at their current rate as of May 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$694,749,782	$—	$694,749,782
Preferred Shares of Closed-End Investment Companies	—	1,400,000	—	1,400,000
Total	$—	$696,149,782	$—	$696,149,782

(b)	See Investment Portfolio for additional detailed categorizations.